Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate to (Benefit) Provision for Income Taxes (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Effective statutory rate	25.00%	25.00%	25.00%